Annual Total Returns	12 Months Ended
Dec. 31, 2024
SP Funds S&P Global Technology ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	33.05%
SP Funds S&P World (ex-US) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.92%